Exception Summary (Loan Grades)
Run Date - 11/XX/2019 12:47:54 PM
Exception Type	Exception Level Grade	Exception Category	Total
Compliance	D	Missing, Incorrect, or Incomplete HUD-1	150
		Incomplete File	1
		Total Compliance Grade (D) Exceptions:	151
	C	State Defect	34
		Missing, Incorrect, or Incomplete HUD-1	3
		FHA MIP	1
		Total Compliance Grade (C) Exceptions:	38
	B	TILA	1,089
		Missing Application Date	936
		RESPA	838
		TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	446
		Missing, Incorrect, or Incomplete GFE	347
		Missing Non-Required Data	327
		State Defect	312
		FACTA	271
		Missing, Incorrect, or Incomplete Final TIL	230
		Misc. State Level	226
		LTV Test	174
		Missing Required Data (other than HUD-1 or Note)	112
		TIL-MDIA	75
		Federal HPML	48
		State Late Charge	40
		Final TIL Estimated	31
		Missing Required Data	19
		Missing, Incorrect, or Incomplete Final or Initial 1003	17
		FHA	14
		Safe Act	12
		Missing, Incorrect, or Incomplete HUD-1	11
		State HPML	11
		Missing, Incorrect, or Incomplete Initial TIL	7
		Cross Collateralized	2
		Missing Disclosure	1
		Missing Document	1
		GSE	1
		Total Compliance Grade (B) Exceptions:	5,598
Total Compliance Exceptions:			5,787